Intangible assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amortization expenses	$ 1,540,557	$ 2,186,175
Cost of Revenue [Member]
Amortization expenses		956,956
General and Administrative Expenses [Member]
Amortization expenses	$ 1,540,557	$ 1,614,741